UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21968

Astral Investments Trust

(Exact name of registrant as specified in charter)

20550 Maxim Parkway

Orlando, FL 32833

(Address of principal executive offices)

(Zip code)

John Robert Jones, Jr.

Astral Investments

20550 Maxim Parkway

Orlando, FL 32833

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (321) 436-6442

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

ASTRAL TM INVESTMENTS TRUST

ASTRAL™ Equity Financial Combustion Fund

ASTRAL™ Ultra Equity Financial Combustion Fund

ASTRAL™ Large-Cap Financial Combustion Fund

ASTRAL™ Mid-Cap Financial Combustion Fund

ASTRAL™ Small-Cap Financial Combustion Fund

June 30, 2007

  The following chart give a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
13.22%
Basic Materials
17.83%
Consumer Goods
4.08%
Services
22.91%
Financial
13.36%
Services
3.11%
Industrial Goods
11.11%
Healthcare
14.38%

Basic Materials 9.11%
Cash Equivalents 21.50%
Consumer Goods 8.25%
Financial 13.03%
Healthcare 10.09%
Industrial Goods 12.46%
Services 6.47%
Technology 19.09%

	Astral TM Equity Financial Combustion Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 85.47%

Air Transportation, Scheduled - 6.15%
207	Pinnacle Airlines Corp. *	$ 3,881
127	Republic Airways Holdings, Inc. *	2,585
		6,466
Biological Products - 2.44%
144	Qiagen NV *	2,562

Cable & Other Pay Television Services - 1.95%
92	Liberty Media International, Inc. Class A *	2,054

Crude Petroleum & Natural Gas - 4.51%
124	Norsk Hydro ASA	4,745

Electromedical & Electrotherapy - 2.61%
110	Cutera, Inc. *	2,741

Fire, Marine & Casualty Insurance - 6.04%
187	21St Century Insurance Group	4,088
71	Tower Group, Inc.	2,265
		6,353
Footwear, (No Rubber) - 2.53%
120	Iconix Brand Group, Inc. *	2,666

Metal Mining - 4.70%
111	Companhia Vale Do Rio Doce ADR	4,945

Miscellaneous Chemical Product - 6.21%
99	Nalco Holding Co.	2,718
194	Hercules, Inc.	3,812
		6,530
Motor Vehicles & Passenger Car - 3.35%
207	Spartan Motors, Inc.	3,523

Oil & Gas Field Services - 2.85%
75	Superior Energy Services, Inc. *	2,994

Petroleum Refining - 4.95%
90	Western Refining, Inc.	5,202

Retail-Apparel & Accessory Stores - 4.20%
106	Aeropostale, Inc. *	4,418

Retail-Variety Stores - 2.41%
86	Big Lots, Inc. *	2,530

Semiconductors & Related Devices - 2.81%
96	Atheros Communication, Inc. *	2,961

Services-Advertising Agencies - 2.38%
85	Valueclick, Inc. *	2,504

Services-Business Services - 2.62%
85	Teletech Holdings, Inc. *	2,760

Services-Computer Programming - 3.22%
218	Witpro Ltd. ADR	3,390

Services-Consumer Credit Reporting - 4.01%
95	Equifax, Inc.	4,220

Services-Employment Agencies - 2.42%
97	Korn Ferry International, Inc. *	2,547

Services-Management Consulting - 3.72%
107	Inventiv Health, Inc.	3,917

Services-Prepackaged Software - 6.97%
254	Interwoven, Inc. *	3,566
126	Cogent Communications Group, Inc. *	3,764
		7,330
Sugar & Confectionery Products - 2.42%
83	Imperial Sugar Co.	2,556

TOTAL FOR COMMON STOCKS (Cost $80,293) - 85.47%		$ 89,914

SHORT TERM INVESTMENTS - 14.69%
4,160	Fidelity Institutional Money Market Government Portfolio 5.13% ** (Cost $4,160)	4,160
7,522	Aim Short Term Investments Company Prime Portfolio 5.24% ** (Cost $7,522)	7,522
3,770	Aim Liquid Assets 5.23% ** (Cost $3,770)	3,770

TOTAL SHORT TERM INVESTMENTS (Cost $15,452) - 14.69%		$ 15,452

TOTAL INVESTMENTS (Cost $95,745) - 100.16%		$ 105,366

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(170)

NET ASSETS - 100.00%		$ 105,196

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	Astral TM Ultra Equity Financial Combustion Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 83.03%

Air Transportation, Scheduled - 6.15%
149	Allegiant Travel Co.	$ 4,580
380	Republic Airways Holdings, Inc. *	7,734
		12,314
Calculating & Accounting Machines - 2.11%
120	Verifone Holdings, Inc. *	4,230

Crude Petroleum & Natural Gas - 2.48%
184	Legacy Reserves L.P.	4,959

Deep Sea Foreign Transportation - 2.51%
156	Seaspan Corp.	5,020

Electronic Computers - 2.25%
217	Omnicell, Inc. *	4,509

Leather & Leather Products - 2.37%
100	Coach, Inc.	4,739

Metal Cans - 2.18%
175	Crown Holdings, Inc. *	4,370

Miscellaneous Chemical Product - 2.29%
167	Nalco Holding Co.	4,584

Mortgage Bankers & Loan Correspondents - 2.12%
216	Aames Financial Corp. *	4,240

Natural Gas Transmission - 2.30%
130	Boardwalk Pipeline Partners, LP.	4,612

Newspapers: Publishing or Publishing & Printing - 2.11%
184	News Corp. Class B	4,221

Petroleum Refining - 4.82%
167	Western Refining, Inc.	9,653

Pipe Lines (No Natural Gas) - 2.89%
151	Nashua Corp.	5,777

Radio & TV Broadcasting & Communications Equipment - 2.41%
136	Dolby Laboratories, Inc. *	4,816

Real Estate Investment Trusts - 2.79%
400	Resource Capital Corp.	5,592

Retail-Family Clothing Stores - 3.75%
132	American Eagle Outfitters, Inc.	3,387
150	TJX Companies, Inc.	4,125
		7,512
Services-Advertising Agencies - 2.72%
185	Valueclick, Inc. *	5,450

Services-Business Services - 2.71%
167	Teletech Holdings, Inc. *	5,422

Services-Computer Processing - 3.50%
500	Sourcefire, Inc. *	6,995

Services-Computer Programming - 6.27%
178	Satyam Computer Services, Ltd.	4,407
196	Perficient, Inc. *	4,057
262	Witpro Ltd. ADR	4,074
		12,538
Services-Prepackaged Software - 7.81%
460	Interwoven, Inc.	6,458
158	Ansoft Corp. *	4,659
171	Synopsys, Inc. *	4,520
		15,637
Special Industry Machinery - 2.46%
179	ASML Holdings NV *	4,914

Steel Works, Blast Furnaces & Rolling Mills - 2.83%
135	Steel Dynamics, Inc.	5,658

Surgical & Medical Instruments - 1.75%
233	Rochester Medical Corp. *	3,500

Telephone & Telegraph Apparatus - 2.92%
161	Netgear, Inc. *	5,836

Television Broadcasting Stations - 2.11%
153	Grupo Televisa, S.A.B. ADR	4,224

Wholesale-Drugs, Proprietaries - 2.42%
250	Axcan Pharma, Inc. *	4,833

TOTAL FOR COMMON STOCKS (Cost $157,440) - 83.03%		$ 166,155

SHORT TERM INVESTMENTS - 17.01%
3,537	Fidelity Institutional Money Market Government Portfolio 5.13% ** (Cost $3,537)	3,537
10,582	Aim Short Term Investments Company Prime Portfolio 5.24% ** (Cost $10,582)	10,582
19,946	Aim Liquid Assets 5.23% ** (Cost $19,946)	19,946

TOTAL SHORT TERM INVESTMENTS (Cost $34,065) - 17.01%		$ 34,065

TOTAL INVESTMENTS (Cost $191,505) - 100.05%		$ 200,220

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(116)

NET ASSETS - 100.00%		$ 200,104

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	Astral TM Large-Cap Financial Combustion Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 89.18%

Biological Products - 2.65%
70	Gilead Sciences, Inc. *	$ 2,716

Books: Publishing Or Publishing - 2.26%
34	Mcgraw-Hill Companies, Inc.	2,315

Computer Communications Equipment - 3.94%
145	Cisco Systems, Inc. *	4,038

Crude Petroleum & Natural Gas - 2.69%
46	Xto Energy, Inc.	2,765

Electronic Computers - 2.97%
25	Apple, Inc. *	3,051

Hotels & Motels - 2.71%
83	Hilton Hotels Corp.	2,778

Industrial Trucks and Tractors - 4.44%
56	Terex Corp. *	4,553

Laboratory Analytical Instruments - 2.66%
46	Waters Corp. *	2,731

Leather & Leather Products - 3.69%
80	Coach, Inc. *	3,791

Metal Cans - 3.89%
75	Ball Corp.	3,988

Oil & Gas Field Machinery & Equipment - 5.90%
50	Smith International, Inc.	2,932
30	National Oilwell Varco, Inc. *	3,127
		6,059
Paperboard Mills - 4.32%
72	Temple Inland, Inc.	4,430

Periodicals: Publishing Or Publishing and Printing - 4.02%
67	Meredith Corp.	4,127

Petroleum Refining - 2.80%
48	Marathon Oil Corp.	2,878

Pharmaceutical Preparations - 4.02%
72	Celgene Corp. *	4,128

Plastics, Foil & Coated Paper - 2.08%
67	Pactiv Corp. *	2,137

Real Estate - 2.63%
74	CB Richard Ellis Group, Inc. *	2,701

Retail-Department Stores - 4.33%
29	JC Penny Co., Inc.	2,099
33	Kohls Corp. *	2,344
		4,443
Security & Commodity Brokers, Dealers, Exchanges & Services - 4.05%
80	Price T Rowe Group, Inc.	4,151

Security Brokers, Dealers & Flotation Companies - 2.48%
124	Schwab Charles Corp.	2,544

Services-Business Services - 4.50%
85	Fidelity National Information Service	4,614

Services-Computer Programming - 2.55%
5	Google, Inc. *	2,614

Services-Prepackaged Software - 4.59%
58	Adobe Systems, Inc. *	2,329
121	Oracle Corp. *	2,385
		4,714
Special Industry Machinery - 3.35%
121	Novellus Systems, Inc. *	3,433

Steel Works, Blast Furnaces - 2.29%
40	Nucor Corp.	2,345

Surgical & Medical Instruments - 3.37%
55	Stryker Corp.	3,469

TOTAL FOR COMMON STOCKS (Cost $84,711) - 89.18%		$ 91,513

SHORT TERM INVESTMENTS - 10.98%
821	Fidelity Money Market Portfolio Class Select 5.17% ** (Cost $821)	821
10,451	Aim Short Term Investments Company Prime Portfolio 5.24% ** (Cost $10,451)	10,451

TOTAL SHORT TERM INVESTMENTS (Cost $11,272) - 10.98%		$ 11,272

TOTAL INVESTMENTS (Cost $95,983) - 100.16%		$ 102,785

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(170)

NET ASSETS - 100.00%		$ 102,615

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
The accompanying notes are an integral part of these financial statements.

	Astral TM Mid-Cap Financial Combustion Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 94.23%

Computer Communications Equipment - 3.39%
45	F 5 Networks, Inc. *	$ 3,627

Crude Petroleum & Natural Gas - 3.44%
59	Noble Energy, Inc.	3,681

Electronic Connectors - 3.06%
92	Amphenol Corp.	3,280

Fire, Marine & Casualty Insurance - 2.01%
63	American Financial Group, Inc.	2,151

Investment Advice - 3.92%
95	Eaton Vance Corp.	4,197

Iron & Steel Foundries - 4.65%
41	Precision Castparts Corp.	4,976

Laboratory Analytical Instruments - 5.23%
130	Cytyc Corp. *	5,604

Men's & Boys' Furnishings, Work Clothing & Allied Garmets - 3.85%
42	Polo Ralph Lauren Corp.	4,121

Motors & Generators - 4.19%
113	Ametek, Inc.	4,484

Oil & Gas Field Machinery & Equipment - 4.67%
70	Cameron International Corp. *	5,003

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 3.38%
94	Albemarle Corp.	3,622

Retail-Family Clothing Stores - 4.56%
43	Abercrombie & Fitch Co.	3,138
68	American Eagle Outfitters, Inc.	1,745
		4,883
Retail-Miscellaneous Shopping - 3.04%
56	Dick's Sporting Goods, Inc. *	3,258

Security Brokers, Dealers & Floatation Companies - 2.98%
110	SEI Investments Co.	3,194

Semiconductors & Related Devices - 4.17%
73	MEMC Electronics Materials, Inc. *	4,462

Services-Advertising Agencies - 3.47%
126	Valueclick, Inc. *	3,712

Services-Business Services - 3.68%
51	Alliance Data Systems Corp. *	3,941

Services-Computer Integrated Systems Design - 3.17%
113	Macrovision Corp. *	3,397

Services-Computer Programming - 2.87%
41	Cognizant Technology Solutions Class A *	3,075

Services-Specialty Outpatient - 3.22%
95	Psychiatric Solutions, Inc. *	3,445

Special Industry Machinery - 3.02%
63	Lam Research Corp. *	3,238

Steel Works, Blast Furnaces & Rolling Mills - 5.31%
51	Steel Dynamics, Inc.	2,137
105	Commercial Metals Co.	3,546
		5,683
Wholesale-Electronic Parts & Equipment - 4.63%
125	Avnet, Inc. *	4,955

Wholesale-Industrial Machinery - 3.22%
72	Airgas, Inc.	3,449

Wholesale-Metals Service Centers - 5.10%
97	Reliance Steel & Aluminum Co.	5,457

TOTAL FOR COMMON STOCKS (Cost $91,116) - 94.23%		$ 100,895

SHORT TERM INVESTMENTS - 5.95%
6,373	Aim Short Term Investments Company Prime Portfolio 5.24% ** (Cost $6,373)	6,373

TOTAL INVESTMENTS (Cost $97,489) - 100.18%		$ 107,268

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%		(200)

NET ASSETS - 100.00%		$ 107,068

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
The accompanying notes are an integral part of these financial statements.

	Astral TM Small-Cap Financial Combustion Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 78.62%

Drawing & Insulating of Nonferrous Wire - 4.69%
87	Belden, Inc.	$ 4,815

Fire, Marine & Casualty Insurance - 2.65%
65	Philadelphia Consolidation Holding Corp. *	2,717

Measuring & Controlling Device - 3.45%
110	Trimble Navigation Ltd. *	3,542

Medicinal Chemicals & Botanical Products - 2.92%
67	Usana Health Sciences, Inc. *	2,998

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 3.25%
55	Phillips-Van Heusen Corp.	3,331

Miscellaneous Manufacturing Industries - 4.04%
56	Ceradyne, Inc. *	4,142

Pharmaceutical Preparations - 3.24%
77	NBTY, Inc. *	3,326

Radio & TV Broadcasting & Communications - 3.76%
120	Viasat, Inc. *	3,852

Retail-Apparel & Accessory Stores - 3.49%
70	Men's Warehouse, Inc.	3,575

Retail-Miscellaneous Retail - 5.89%
126	First Cash Financial Services, Inc. *	2,953
78	Cash America International, Inc.	3,093
		6,046
Rolling Drawing & Extruding of Nonferrous Metals - 3.38%
46	RTI International Metals, Inc. *	3,467

Rubber & Plastics Footwear - 5.02%
51	Deckers Outdoor Corp. *	5,146

Services-Computer Programming - 3.47%
52	Factset Research System, Inc.	3,554

Services-Consumer Credit Reports - 4.50%
104	Equifax, Inc.	4,620

Services-Management Consulting - 3.00%
84	Inventiv Health, Inc. *	3,075

Special Industry Machinery - 4.80%
123	Varian Semiconductor Equipment Associates, Inc. *	4,927

Steel Works, Blast Furnaces - 5.75%
82	Chaparral Steel Co.	5,893

Telephone & Telegraph Apparatus - 3.64%
103	Netgear, Inc. *	3,734

Wholesale-Metals Service Centers - 3.74%
102	Ryerson, Inc.	3,840

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 3.94%
73	Hologic, Inc. *	4,039

TOTAL FOR COMMON STOCKS (Cost $74,418) - 78.62%		$ 80,639

SHORT TERM INVESTMENTS - 21.54%
15,606	Aim Short Term Investments Company Prime Portfolio 5.24% ** (Cost $15,606)	15,606
6,482	Aim Liquid Assets 5.23% ** (Cost $6,482)	6,482

TOTAL SHORT TERM INVESTMENTS (Cost $22,088) - 21.54%		$ 22,088

TOTAL INVESTMENTS (Cost $96,506) - 100.16%		$ 102,727

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(160)

NET ASSETS - 100.00%		$ 102,567

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statements of Assets and Liabilities
For the period January 3, 2007 (commencement of investment operations) through June 30, 2007

	Equity	Ultra Equity	Large-Cap	Mid-Cap	Small-Cap

Assets:
Investments, at Value (Cost $95,745, $191,505, $95,983,	$ 105,366	$ 200,220	$ 102,785	$ 107,268	$ 102,727
$97,489 and $96,506, respectively)
Receivables:
Dividends and Interest	78	354	75	52	80
Total Assets	105,444	200,574	102,860	107,320	102,807
Liabilities:
Accrued Management Fees	248	470	245	252	240
Total Liabilities	248	470	245	252	240
Net Assets	$ 105,196	$ 200,104	$ 102,615	$ 107,068	$ 102,567

Net Assets Consist of:
Paid In Capital	$ 100,000	$ 200,000	$ 100,000	$ 100,000	$ 100,000
Accumulated Undistributed Net Investment Loss	(175)	(500)	(418)	(653)	(530)
Accumulated Undistributed Realized Loss on Investments	(4,250)	(8,111)	(3,769)	(2,058)	(3,124)
Unrealized Appreciation in Value of Investments	9,621	8,715	6,802	9,779	6,221
Net Assets, for the Equity Fund, Ultra Equity Fund, Large-Cap
Fund, Mid-Cap Fund and Small-Cap Fund for 10,000 and
20,000 and 10,000 and 10,000 and 10,000 shares outstanding	$ 105,196	$ 200,104	$ 102,615	$ 107,068	$ 102,567

Net Asset Value Per Share	$ 10.52	$ 10.01	$ 10.26	$ 10.71	$ 10.26

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statement of Operations
For the period January 3, 2007 (commencement of investment operations) through June 30, 2007

	Equity	Ultra Equity	Large-Cap	Mid-Cap	Small-Cap
Investment Income:
Dividends	$ 268	$ 882	$ 268	$ 154	$ 60
Interest	1,316	1,085	721	628	810
Total Investment Income	1,584	1,967	989	782	870

Expenses:
Advisory Fees (Note 3)	1,759	2,467	1,407	1,435	1,400
Total Expenses	1,759	2,467	1,407	1,435	1,400

Net Investment Loss	(175)	(500)	(418)	(653)	(530)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(4,250)	(8,111)	(3,769)	(2,058)	(3,124)
Net Change in Unrealized Appreciation on Investments	9,621	8,715	6,802	9,779	6,221
Realized and Unrealized Gain (Loss) on Investments	5,371	604	3,033	7,721	3,097

Net Increase in Net Assets from Operations	$ 5,196	$ 104	$ 2,615	$ 7,068	$ 2,567

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statements of Changes in Net Assets
For the period January 3, 2007 (commencement of investment operations) through June 30, 2007

	Equity	Ultra Equity	Large-Cap	Mid-Cap	Small-Cap

Increase in Net Assets From Operations:
Net Investment Loss	$ (175)	$ (500)	$ (418)	$ (653)	$ (530)
Net Realized Loss on Investments	(4,250)	(8,111)	(3,769)	(2,058)	(3,124)
Unrealized Appreciation on Investments	9,621	8,715	6,802	9,779	6,221
Net Increase in Net Assets Resulting from Operations	5,196	104	2,615	7,068	2,567

Distributions to Shareholders:
Net Investment Income	-	-	-	-	-
Realized Gains	-	-	-	-	-
Net Change in Net Assets from Distributions	-	-	-	-	-

Capital Share Transactions (Note 5)	-	-	-	-	-

Total Increase (Decrease) in Net Assets	5,196	104	2,615	7,068	2,567

Net Assets:
Beginning of Period	100,000	200,000	100,000	100,000	100,000

End of Period (Including Undistributed Net Investment Loss
of $(175), $(500), $(418), $(652) and $(530), respectively)	$ 105,196	$ 200,104	$ 102,615	$ 107,068	$ 102,567

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Financial Highlights
Selected data for a share outstanding throughout the period.
For the period January 3, 2007 (commencement of investment operations) through June 30, 2007

	Equity	Ultra Equity	Large-Cap	Mid-Cap	Small-Cap

Net Asset Value, at Beginning of Period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.01)	(0.03)	(0.04)	(0.07)	(0.05)
Net Gain on Securities (Realized and Unrealized)	0.53	0.04	0.30	0.78	0.31
Total from Investment Operations	0.52	0.01	0.26	0.71	0.26

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 10.52	$ 10.01	$ 10.26	$ 10.71	$ 10.26

Total Return **	5.20%	0.10%	2.60%	7.10%	2.60%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 105	$ 200	$ 103	$ 107	$ 103
Ratio of Expenses to Average Net Assets ***	2.95%	2.95%	2.95%	2.95%	2.95%
Ratio of Net Investment Loss to Average Net Assets ***	(0.29)%	(0.53)%	(0.91)%	(1.37)%	(1.15)%
Portfolio Turnover	67.89%	64.68%	83.59%	29.01%	72.13%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total Return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

ASTRAL TM  INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

Note 1. Organization

The Astral TM Equity Financial Combustion Fund, Astral TM Ultra Equity Financial Combustion Fund, Astral TM Ultra Large-Cap Financial Combustion Fund, Astral TM Mid-Cap Financial Combustion Fund and the Astral TM Small-Cap Financial Combustion Fund (each a “Fund” and collectively, the “Funds”), are a diversified series of the Astral TM Investments Trust (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on October 1, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.

The Funds’ investment Advisor is Crown Jewel Concepts, LLC (the “Advisor”). The investment objective of each Fund is to provide long-term capital appreciation.  The Advisor employs a systematic process to identify companies it believes are moving from ordinary to extra-ordinary, from average returns to above average returns.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of the maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option Writing   When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Funds may be delayed or limited.

Financial Futures Contracts- The Funds invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

ASTRAL TM  INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007 (UNAUDITED)

Federal Income Taxes- The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

Note 2. Summary of Significant Accounting Policies

New Accounting Pronouncements- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Funds’ financial statements has not yet been determined.

Distributions to Shareholders-   The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date. See Note 7.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Note 3. Investment Management Agreement

The Board has approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Funds. The Funds’ advisory fee is comprised of an annual base rate of 2.95% of average daily net assets ("Pivot Fee"), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed relative to the performance of a specific broad-based, unmanaged index over a performance period. The Funds’ index will be the Dow Jones Wilshire 5000 (full cap) Index (the “Index”). The performance period is the most recent 12-month period (rolling 12 month period). The Pivot Fee is accrued daily at the annual rate of 2.95% of the average daily net assets of the Funds during each month, and is payable as of the first business day of the succeeding month.

The advisory fee will be the Pivot Fee (i.e., there will be no performance adjustment) if the Funds’ performance is within positive or negative 2.00% (two percentage points) of the investment record of the Index over the performance period. If the difference between the Funds’ performance and the investment record of the Index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points. The maximum annualized performance adjustment rate is plus or minus 2.40% (which would result from a performance differential of 14 percentage points or more between the Funds’ performance and the investment record of the Index). The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month. Each Fund’s performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.

Because the performance adjustment is calculated based on the average daily net assets over a 12 month period, the amount of the performance adjustment may be more or less than if the performance adjustment rate were applied to the average daily net assets over the last month of the period. The Pivot Fee is calculated over the last month of the period, and thus the 2.95% rate for the pivot fee is applied against a different net asset value than that against which the performance adjustment rate is applied. As a result, in periods of declining Funds net assets and negative performance relative to the Index, it is possible that the Advisor might owe the Funds money. In addition, because the performance adjustment rate is based on performance over a 12 month period, it is possible that the performance adjustment may be positive even though the more recent Funds performance is negative relative to the Index. Also, because the determination of the performance adjustment rate is based on a Fund’s performance relative to the Index, it is possible that the Advisor will receive a positive performance adjustment even if the Funds have negative performance (it loses money) over the 12-month performance period.

ASTRAL TM  INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007 (UNAUDITED)

For purposes of comparing the Fund’s performance to the investment record of the Index, the Fund’s performance already reflects any performance adjustments made during the performance period. Thus, when a Fund outperforms the Index, shareholders will receive a total return that represents the full amount of the outperformance. Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the overperformance (expressed in percentage points). For example, assuming you hold your investment in a Fund through an entire performance period and the Fund’s performance during the period exceeds the investment record of the relevant index by 14 percentage points or more, your total return over the period (after performance adjustment) will be at least 14 percentage points better than the investment record of the Index, and the performance adjustment rate will be no more than 2.40%.

During the first full 12 calendar months immediately following the effective date of the Trust's registration statement ("Initial Period"), the Advisor shall be entitled to receive only the Pivot Fee. The Advisor will be entitled to receive a Performance Fee only after completion of the Initial Period. The purpose of suspending payment of the Performance Fee during the Initial Period is to establish a performance record for the Fund on which the Performance Fee is later calculated. For the six months ending June 30, 2007, the Advisor earned a fee of $1,759 and $2,467 and $1,407 and $1,435 and $1,400 from the Astral TM Equity Financial Combustion Fund, Astral TM Ultra Equity Financial Combustion Fund, Astral TM Large-Cap Financial Fund, Astral TM Mid-Cap Financial Combustion Fund and the Astral TM Small-Cap Financial Combustion Fund, respectively. As of June 30, 2007 the Funds owed the Advisor $248 and $470 and $245 and $252 and $240 from the Astral TM Equity Financial Combustion Fund, Astral TM Ultra Equity Financial Combustion Fund, Astral TM Large-Cap Financial Fund, Astral TM Mid-Cap Financial Combustion Fund and the Astral TM Small-Cap Financial Combustion Fund, respectively.

Note 4. Related Party Transactions

John R. Jones is the control person of the Advisor. Mr. Jones also serves as a trustee and officer of the Trust and receives benefits from the Advisor resulting from management fees paid to the Advisor by the Funds.

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of separate series with no par value.  The total paid-in capital as of June 30, 2007 was as follows:

Astral TM Equity Financial Combustion Fund	$100,000
Astral TM Ultra Equity Financial Combustion Fund	$200,000
Astral TM Large-Cap Financial Combustion Fund	$100,000
Astral TM Mid-Cap Financial Combustion Fund	$100,000
Astral TM Small-Cap Financial Combustion Fund	$100,000

There were no transactions in capital during the period.

Note 6. Investment Transactions

For the six months ended June 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments are as follows:

	Purchases	Sales
Astral TM Equity Financial Combustion Fund	$143,486	$59,944
Astral TM Ultra Equity Financial Combustion Fund	$272,382	$106,831
Astral TM Large-Cap Financial Combustion Fund	$159,438	$70,957
Astral TM Mid-Cap Financial Combustion Fund	$121,884	$28,710
Astral TM Small-Cap Financial Combustion Fund	$139,985	$62,443

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2007 was as follows:

Astral TM Equity Financial Combustion Fund	$95,745
Astral TM Ultra Equity Financial Combustion Fund	$191,505
Astral TM Large-Cap Financial Combustion Fund	$95,983
Astral TM Mid-Cap Financial Combustion Fund	$97,489
Astral TM Small-Cap Financial Combustion Fund	$96,506

No distributions were paid to shareholders as of June 30, 2007 for the Astral TM Equity Financial Combustion Fund, Astral TM Ultra Equity Financial Combustion Fund, Astral TM Large-Cap Financial Combustion Fund, Astral TM Mid-Cap Financial Combustion Fund and Astral TM Small-Cap Financial Combustion Fund.

ASTRAL TM  INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Astral TM Equity Financial Combustion Fund	$11,772	$(2,151)	$9,621
Astral TM Ultra Equity Financial Combustion Fund	$15,810	$(7,095)	$8,715
Astral TM Large-Cap Financial Combustion Fund	$8,478	$(1,676)	$6,802
Astral TM Mid-Cap Financial Combustion Fund	$12,005	$(2,226)	$9,779
Astral TM Small-Cap Financial Combustion Fund	$9,134	$(2,913)	$6,221

As of June 30, 2007 the components of distributable earnings on a tax basis were as follows:

	Undistributed net investment loss	Undistributed realized loss	Unrealized Appreciation
Astral TM Equity Financial Combustion Fund	$(175)	$(4,250)	$9,621
Astral TM Ultra Equity Financial Combustion Fund	$(500)	$(8,111)	$8,715
Astral TM Large-Cap Financial Combustion Fund	$(418)	$(3,769)	$6,802
Astral TM Mid-Cap Financial Combustion Fund	$(653)	$(2,058)	$9,779
Astral TM Small-Cap Financial Combustion Fund	$(530)	$(3,124)	$6,221

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, John R. Jones owned 100% of the Astral TM Equity Financial Combustion Fund, Astral TM Ultra Equity Financial Combustion Fund, Astral TM Large-Cap Financial Combustion Fund, Astral TM Mid-Cap Financial Combustion Fund and the Astral TM Small-Cap Financial Combustion Fund.

Astral TM Investments Trust
Expense Illustration
June 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Astral TM Investments Trust, you incur ongoing costs that typically consist soley of  management fees. This Example is intended to help you understand your ongoing costs (in dollars) of  investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 3, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Astral TM Equity Financial Combustion Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 3, 2007	June 30, 2007	January 3, 2007 to June 30, 2007

Actual	$1,000.00	$1,052.00	$14.84
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.05	$14.54

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

Astral TM Ultra Equity Financial Combustion Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 3, 2007	June 30, 2007	January 3, 2007 to June 30, 2007

Actual	$1,000.00	$1,001.00	$14.47
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.05	$14.54

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

Astral TM Large-Cap Financial Combustion Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 3, 2007	June 30, 2007	January 3, 2007 to June 30, 2007

Actual	$1,000.00	$1,026.00	$14.66
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.05	$14.54

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

Astral TM Mid-Cap Financial Combustion Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 3, 2007	June 30, 2007	January 3, 2007 to June 30, 2007

Actual	$1,000.00	$1,071.00	$14.98
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.05	$14.54

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

Astral TM Small-Cap Financial Combustion Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 3, 2007	June 30, 2007	January 3, 2007 to June 30, 2007

Actual	$1,000.00	$1,026.00	$14.66
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.05	$14.54

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 420-8725 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent period ended June 30, are available without charge upon request (1) by calling the Funds at (877) 420-8725 and (2) from the Funds documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on March 30 and September 30. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 420-8725.

APPROVAL OF MANAGEMENT AGREEMENTS

At an in-person meeting on December 8, 2006, the Board of the Trust, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the agreements (collectively, the “Independent Trustees,” and each an “Independent Trustee”), the Trustees reviewed the proposed Management Agreements between the Trust on behalf of each Fund and the Advisor, copies of which had previously been supplied to the Trustees for their review.  As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed the experience of the portfolio manager.  The Trustees noted that the Advisor is not affiliated with the transfer agent or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Advisor informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the nature, extent and quality of the services to be provided by the Advisor to the Funds, the Trustees considered that, under the terms of the Management Agreements, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Funds such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.  The Advisor also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.

The Trustees considered the scope of the services to be provided by the Advisor, and noted that the Advisor is responsible for maintaining and monitoring the compliance programs for itself and

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

the Funds.  The Trustees considered the investment and management experience of the portfolio manager, as well as the quality of the administrative services that they expect to receive from the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Funds under the Management Agreements.

Because the Funds had not yet commenced operations, the Trustees could not consider the investment performance of the Funds.  However, as to the investment performance of the Advisor, the Trustees did consider the model investment results produced by the Advisor.  Based upon their review, the Trustees concluded that the Advisor’s model performance was satisfactory.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s estimates of its profitability and its financial condition, and discussed the same issues with the portfolio manager.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s expected level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Advisor and compared those fees to management fees paid by funds in a peer group for each of the Funds.  The Board considered that there was no “advisory component” to the base fee, but rather under the proposed Management Agreements, the Advisor would be responsible for providing investment advisory services as well as paying nearly all of the operating expenses of the Funds.  In considering that the Advisor would be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that as with hedge fund products, providing a strong incentive to the investment manager could result in exceptional returns to the Funds.

The Trustees discussed at length the operation of the performance fee and the impact on fees and expenses based on various performance results.  The Trustees considered the “base fee” to be paid to the Advisor when the performance of the Funds was equal to an appropriate index of securities prices.  With regard to indices, the Trustees considered the anticipated volatility of the Funds and certain indices, diversification of holdings, types of securities owned and investment objectives of each Fund.  Because the Advisor pays all of the Funds’ expenses, the Trustees compared the Funds’ base fee with the total expense ratios of the funds in the peer group.  The information showed that each Fund’s contractual base fee of 2.95% was within the range for its peer group once all operating expenses were taken into account and thus 2.95% was a fair starting point for the Funds.

The Board then considered the fee adjustments to be made to the Funds’ base fee based on performance.  The Trustees agreed that the 12-month period over which performance would be computed was sufficiently long to provide a reasonable basis for indicating the Advisor’s performance.  The Trustees further agreed that the method by which the performance fee would be calculated under the proposed Management Agreements would ensure that any significant fees adjustments were attributable to the Advisor’s skill, or lack thereof, rather than to random fluctuations.  It was the consensus of the Board that the maximum performance adjustment under the Management Agreements would only be made for performance differences that could

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

reasonably be considered meaningful and significant taking into account each Funds’ size, volatility, diversification and variability of performance differences.  After consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was not disproportionately large and that the Funds’ management fee was acceptable in light of the quality of services the Funds expected to receive from the Advisor and the level of fees paid by funds in the peer groups.  They agreed that a period of 12 months at the base fee was appropriate.

As to economies of scale, the Trustees noted that the Management Agreements do not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that Funds had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Management Agreements were in the best interests of each of the Funds and the Funds’ respective shareholders.

Board of Trustees

Steve R. Adams

Walter D. Duke

William R. Haley Jr.

E. Ricky Newbern

W. Thompson Lewis

Roger M. Rossomondo

J. Dennis Sanders

William C. Schaniel

John R. Jones

Investment Advisor

Crown Jewel Concepts, LLC

20550 Maxim Parkway

Orlando, FL 32833

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Astral TM Investments Trust. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Principal executive and financial officers have concluded that Registrant’s disclosure controls and procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Astral Investments Trust

By /s/ John Robert Jones, Jr.

   *John Robert Jones, Jr.

     President and Treasurer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Robert Jones, Jr.

   *John Robert Jones, Jr.

     President and Treasurer

Date September 7, 2007

*Print the name and title of each signing officer under his or her signature.